Notes Payable	12 Months Ended
Dec. 31, 2014
Notes Payable [Abstract]
Notes Payable
(13) Notes Payable

The credit line amounting to RMB50,000 (US$8,059) granted by SPD bank was pledged part of property, plant, land use right and equipment and lease prepayments as security. The use time limit of this credit line was from November 20, 2012 to November 17, 2015. As for December 31, 2014, the used credit line amount was RMB47,770. The balance was RMB2,230.
As of December 31, 2014, Shandong Fuwei had banker’s acceptances opened with a maturity from three to six months totaling RMB95,539 (US$15,398) for payment in connection with raw materials on a total deposits of RMB47,774 (US$7,700) at SPD Bank.

Notes payable consisted of the following:

	December 31, 2014		December 31, 2013
Issuing bank	RMB	US$	RMB

SPD Bank	95,539	15,398	81,990
	95,539	15,398	81,990